K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

May 20, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC    20549

Re:	Calamos Investment Trust: Calamos Dividend Growth Fund and Calamos Mid Cap Growth Fund – Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File Nos. 33-19228; 811-5443)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the above-named series of Calamos Investment Trust, a Massachusetts business trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A (the “Post Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to add the Calamos Dividend Growth Fund and Calamos Mid Cap Growth Fund (the “Funds”) as new series of the Trust. Pursuant to Rule 485(a)(2) under the 1933 Act, this Post Effective Amendment will become effective 75 days after the filing date on August 3, 2013. The Trust respectfully requests that the Staff furnish the Trust with any comments on this filing by July 12, 2013. This will assist the Trust in keeping to its expected commencement of operations date and prospectus printing schedule.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9189, or Eric S. Purple at (202) 778 9220.

Sincerely,

/s/ Nicole Trudeau

Nicole Trudeau

Enclosure